Surplus reserves (Disclosure of retained earnings) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information of retained earnings [line items]
Retained earnings	¥ 16,567,610	¥ 32,164,398
The Company
Disclosure of information of retained earnings [line items]
Retained earnings	23,306,000
PRC GAAP [member]
Disclosure of information of retained earnings [line items]
Retained earnings	16,013,000
PRC GAAP [member] | The Company
Disclosure of information of retained earnings [line items]
Retained earnings	¥ 28,202,000